Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	$ 3,137	$ 3,395
Unrecognised	2,510	3,676
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognised	1,122	1,163
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	545	546
Unrecognised	559	674
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	932	877
Unrecognised	12	7
Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	796	1,055
Unrecognised	289	257
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	703	631
Unrecognised	87	61
Other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	161	286
Unrecognised	$ 441	$ 1,514